Exhibit 99.5

Customer Loan ID	Seller Loan ID	Rating	Type	Exception	Collection Comments
xxxxxxxxxxxx	Acceptable	Current	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/20/2016.  Borrower called to dispute escrow payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/20/2016.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower called stating the taxes were wrong. Servicer ran new escrow analysis and gave borrower new payment amount.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2017 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Keyword search - Dispute - Borrower called disputing escrow payment. Servicer ran a new escrow analysis and gave the borrower the new payment amount.
xxxxxxxxxxxx	Non Critical	Current	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/19/2017.  Spoke with borrower and advised that due to discharged bankruptcy they are not liable for loan debt but property lien is still valid.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2013.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  A motion for relief was filed 08/XX/2013.  Chapter 7 bankruptcy has been discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Keyword search complete - no true hits.
xxxxxxxxxxxx	Non Critical	Current	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/04/2018.  The borrower called in and made a payment over the phone. The borrower expressed interest in loss mitigation and their intent to keep the property. The borrower stated they were out of work for a couple of months.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/06/2009.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  A comment reflects the reason for default was noted as a payment dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Reviewed keywords, one true hit-dispute.
xxxxxxxxxxxx	Acceptable	Current	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/04/2018.  The borrower called in and made a payment over the phone. The borrower expressed interest in loss mitigation and their intent to keep the property. The borrower stated they were out of work for a couple of months.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/06/2009.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  A comment reflects the reason for default was noted as a payment dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Reviewed keywords, one true hit-dispute.
xxxxxxxxxxxx	Non Critical	Current	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/07/2016.  Borrower called regarding monthly payment to advise it will be made at branch.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Keyword search complete - no true hits.
xxxxxxxxxxxx	Critical	Current	[3] RFD - Borrower Illness	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/07/2016.  Borrower called regarding monthly payment to advise it will be made at branch.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Keyword search complete - no true hits.
xxxxxxxxxxxx	Non Critical	Current	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/28/2017.  Borrower states cannot commit to make a payment, states reason for default is curtailment of income and excessive obligations. Servicer discussed workout options with the borrower. The borrower will be reviewed for loss mitigation once a financial package is received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Keyword search complete - no true hits.
xxxxxxxxxxxx	Non Critical	Current	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 11/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/09/2018.  Borrower advised he cannot commit to pay right now and he is currently waiting on his bonus check in February to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Keyword search complete - no true hits.
xxxxxxxxxxxx	Non Critical	Current	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 11/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/28/2017.  Borrower states does not need assistance, trying to sell the home prior to entering foreclosure.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: Keyword search complete - no true hits.
xxxxxxxxxxxx	Acceptable	Current	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/06/2017.  The borrower was contacted to secure payment. The borrower stated they would make the payment online. The borrower expressed concern about being contacted within the grace period.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/16/2017.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower disagreed with the payment history. The servcier completed validation.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Reviewed keywords – one true hit for dispute
xxxxxxxxxxxx	Non Critical	Current	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/12/2018.  The borrower states is unemployed and not receiving unemployment income. Unable to make a commitment to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Keyword search - No true hits.
xxxxxxxxxxxx	Non Critical	Current	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 01/01/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  The proof of claim was filed 08/XX/2013.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Keyword search - no true hits.
xxxxxxxxxxxx	Non Critical	Current	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/10/2018.  Borrower called to schedule a one time payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/02/2014.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Received credit dispute during bankruptcy, servicer confirmed bankruptcy reporting during bankruptcy.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2010.  The chapter is Chapter 11.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2017 and there is no evidence of reaffirmation.  The proof of claim was filed 02/XX/2011.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  Insurance Claim Check received in the amount of $16,138. Need 100% inspection to determine repairs are complete in order to release funds. Damage was due to wind and estimated date of loss is xxxxxxxx.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Keyword search - Cramdown - No cramdown completed, cramdown code was reversed. Dispute - Credit reporting dispute during bankruptcy was resolved. Damage - Damage was caused due to wind, repairs are in process pending disbursement of final check on 100% repairs complete inspection.
xxxxxxxxxxxx	Acceptable	Current	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/10/2018.  Borrower called to schedule a one time payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/02/2014.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Received credit dispute during bankruptcy, servicer confirmed bankruptcy reporting during bankruptcy.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2010.  The chapter is Chapter 11.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2017 and there is no evidence of reaffirmation.  The proof of claim was filed 02/XX/2011.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  Insurance Claim Check received in the amount of $16,138. Need 100% inspection to determine repairs are complete in order to release funds. Damage was due to wind and estimated date of loss is xxxxxxxx.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Keyword search - Cramdown - No cramdown completed, cramdown code was reversed. Dispute - Credit reporting dispute during bankruptcy was resolved. Damage - Damage was caused due to wind, repairs are in process pending disbursement of final check on 100% repairs complete inspection.
xxxxxxxxxxxx	Acceptable	Current	[1] Damaged/Occupied/FEMA Zone - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/10/2018.  Borrower called to schedule a one time payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/02/2014.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Received credit dispute during bankruptcy, servicer confirmed bankruptcy reporting during bankruptcy.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2010.  The chapter is Chapter 11.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2017 and there is no evidence of reaffirmation.  The proof of claim was filed 02/XX/2011.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  Insurance Claim Check received in the amount of $16,138. Need 100% inspection to determine repairs are complete in order to release funds. Damage was due to wind and estimated date of loss is xxxxxxxx.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Keyword search - Cramdown - No cramdown completed, cramdown code was reversed. Dispute - Credit reporting dispute during bankruptcy was resolved. Damage - Damage was caused due to wind, repairs are in process pending disbursement of final check on 100% repairs complete inspection.
xxxxxxxxxxxx	Acceptable	Current	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/10/2018.  Borrower called to schedule a one time payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/02/2014.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Received credit dispute during bankruptcy, servicer confirmed bankruptcy reporting during bankruptcy.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2010.  The chapter is Chapter 11.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2017 and there is no evidence of reaffirmation.  The proof of claim was filed 02/XX/2011.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  Insurance Claim Check received in the amount of $16,138. Need 100% inspection to determine repairs are complete in order to release funds. Damage was due to wind and estimated date of loss is xxxxxxxx.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Keyword search - Cramdown - No cramdown completed, cramdown code was reversed. Dispute - Credit reporting dispute during bankruptcy was resolved. Damage - Damage was caused due to wind, repairs are in process pending disbursement of final check on 100% repairs complete inspection.
xxxxxxxxxxxx	Acceptable	Current	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 10/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/21/2017.  Spoke with borrower regarding modification and resolution of delinquency, the borrower states she would rather resolution be handled by the executive resolution department. Borrower has since been unresponsive to calls and letters sent regarding missing documents for loss mitigation review.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/12/2017.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  A credit dispute was received, servicer identified the misapplication of a payment, corrected payment issue and removed delinquency status reported.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Keyword search - Dispute - Credit dispute received and corrected by servicer.
xxxxxxxxxxxx	Non Critical	Current	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 10/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/21/2017.  Spoke with borrower regarding modification and resolution of delinquency, the borrower states she would rather resolution be handled by the executive resolution department. Borrower has since been unresponsive to calls and letters sent regarding missing documents for loss mitigation review.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/12/2017.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  A credit dispute was received, servicer identified the misapplication of a payment, corrected payment issue and removed delinquency status reported.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Keyword search - Dispute - Credit dispute received and corrected by servicer.
xxxxxxxxxxxx	Non Critical	Current	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/28/2017.  Borrower's spouse is currently not working and states the situation is temporary. Borrower made a promise to pay. Servicer offered home preservation and customer declined.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: Keyword search complete - no true hits.

Customer Loan ID	Seller Loan ID	Final Current Event Level	Current Exceptions	Collection comments	Loan Payment History Available for Revew	Loan Status	Current Principal Balance	Current Stated Rate	Current Contractual PI	Escrow Balance	Next Due Date	Interest Paid To	Date of Last Payment received	Payment History As Of Date	Payment History Comments	3 Mo CV	6 Mo CV	9 Mo CV	12 Mo CV	Late X 30	Late X 60	Late X 90	Late X 120p	Last 36 Month Pay History	Any Late Payments In Last 12 Months	Currently Delinquent Over 30 Days	Reason for Default	Reason For Default Prognosis	Chances Loan Will Re Perform	Potential REO	Potential Fraud	Collection Comments in File Available for Review	Date of 1st Collection Comments	Date of Last Collection Comments	Any Contact w Borrower	Date of Last Contact	Liquidation	Current Employment Status	Willingness to Meet Obligation Intention To Pay as Agreed	Ability To Repay Obligation Capacity To Keep Current	Possibility of Going Delinquent	Collection Efforts	Conversation Activity of Mod Forebearance Plan Not Yet Active	Evidence of Skip Tracing Efforts	Property Inspection Required	Property Inspection Performed	Consumer Advocacy Group Mentioned In Comments	Name of Group	Group Documenation Provided	LOA On File	Proper Credit Reporting Mentioned	Does Employer Allow Contact at Work	Did Servicer Comply w Employer Contact	Is This A Modified Loan That Re-Defaulted	Re Default Date	Vacant Property	Vacant Date	Property Damage Mentioned	Title Lien Issue Mentioned	Title Claim	Title Claim Status	HAFA Solicitation Actions	Date of HAFA Solicitation	Outcome of HAFA Solicitation	HAFA Denial Reason	MI Mentioned In Comments	MI Status	MI Cert Verification	MI Coverage	MI Provider	Form of Litigation	Any Disputes with the Servicer	Did Communication Cease Until Verification Mailed	Fees Waived For Copies of Docs Supporting Debt	Undiscl Lien in Coll Notes in front of discl lien	Updated Value Mentioned in Collection Comments	Updated Value	Updated Value Date	Evidence Loss Mit Options Attempted	Describe Loss Mit Efforts	Date Last Loss Mit Completed	Type of Last Loss Mit Completed	Loss Mit Properly Documented in Comments	Other Loss Mit Actions Completed	Discussion w Borrower Regarding Loss Potential Loss Mit Opportunities	Describe Loss Mit Opportunities Discussed	Loss Mit Opportunities Exhausted On Loan	Explanation for Lack of Opportunities	Loss Mit Comments	Type of Loss Mit	Loss Mit Status	Loss Mit Type	Loss Mit Start Date	Loss Mit 1st Due Date	Loss Mit Next Due Date	Loss Mit Last Due Date	Current Bankruptcy	Curr Bankruptcy Status	Current Bankruptcy Status Date	Curr Bankruptcy Chapter	Curr BK Filing Date	Curr BK Case	Pre Petition Due Date	Post Petition Due Date	Evidence of Relief Approved by BK Court	Current FC Not Yet REO	Current FC Status	FC Status Date	Filing Date FC	Due Date at Time of FC Referral	Appropriate FC Letters Sent	Deficiency Rights Preserved	Deficiency Judgment Obtained	Evidence of Possible Delay of FC Action	Reason for Delay in FC Action	FC Referral Date	Sale Publication Date	Sale Publictn Non jud	Redemption Date	Scheduled FC Sale Date	Motion for Relief Filed	Motion for Relief Granted	Forebearance Active Current Plan	Relief Date	Forebearance Plan Start Date	Is Plan on Target	Was Loan Modified	Mod Status	Mod Executed	Mod Type	Last Modified Date	Reason for Modification	Mod Balance	Mod PI	Mod Rate	Mod First Payment Date	Mod Maturity Date	Mod Original Term	Was Loan Extended	Last Date of Extension	Any Advances	Advance Details Dates Types	Corp Adv Balance	Recoverable	Escrow Adv Balance	Oldest Dt of Corporate Adv	Total Unpaid Accrued Interest	Amount of Adv Included in Proof of Claim for BK loans	Date of Last Proof of Claim Filed for BK loans	Advances Comments	Short Sale In Process or Completed	Short Sale Offer Amount	Short Sale Date of Offer	Short Sale Net Pct of Balance	Short Sale Expected Close Date	Short Sale Closing Date	Real Estate Broker Name	Real Estate Broker Phone	Real Estate Broker Email	Currently REO	Status of REO	REO Start Date	FC Deed Name	Date of FC Deed	Days Since FC	Occupant	Eviction Status	Is Eviction Being Contested	Eviction Start Date	Anticipated Ev Complete Dt	Eviction Complete Date	Conveyed to HUD	Date Conveyed to HUD	Cash or Financed	Finance Approval Deadline	Anticipated Closing Date	Cumulative Maint Paid	Attorney Name	Attorney Phone Number	Any gaps in Payment History?	PH Beginning Month Gap	PH Ending Month Gap	Any gaps in Servicing Comments?	Comments Beginning Month Gap	Comments Ending Month Gap
xxxxxxxxxxxx	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 09/19/2017.  Borrower scheduled a payment. Servicer contacted borrower in regards to the insurance claim. Borrower stated claim is ancient history and there no need to do things with this claim anymore.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 01/XX/2017.  The proof of claim was filed 04/XX/2017.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Keyword search - Damage - Per notes dated 12/19/2017, the repairs have been completed years ago. Insurance check amount disbursed to customer.	Yes	0	xxxxxxxxxxxx	3.875	2902.18		12/01/2017	11/01/2017	12/12/2017	12/31/2017		33.33	82.15	76.2	493.26	2	0	0	26	100000010099999999999999999999999999	Yes	Yes	Excessive Obligations	UTD	Strong	No	No	Yes	02/19/2008	01/05/2018	Yes	09/19/2017	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	Yes	xxxxxxxxxxxx	02/09/2017	No																		No									No								No							No	No	N/A				No														No								4/XX/2017											No																				No			No
xxxxxxxxxxxx	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The next due and payment received dates are unavailable in the information provided.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/09/2017.  Spoke with borrower, made a promise to pay. No reason for default as borrower is within grace period.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Keyword search complete - no true hits.	Yes	0	xxxxxxxxxxxx	3	1838.65		01/01/2018	12/01/2017	12/15/2017	12/31/2017		100	117.48	111.65	100.41	10	7	2	0	000032102100010021121032110210000210	Yes	No	N/A	N/A		No	No	Yes	11/12/2003	01/18/2018	Yes	10/09/2017	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	Yes	xxxxxxxxxxxx	09/05/2017	Yes	Modification	xxxxxxxxxxxx	MOD	Yes	No	Yes	Modification	No		The borrower was booked on a HAMP modification.	Limited	Completed Plan	HAMP					No									No								No								N/A	N/A				No																																	No																				No			No
xxxxxxxxxxxx	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/26/2017.  The borrower called in to request a reinstatement quote.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: Reviewed keywords – no true hits	Yes	0	xxxxxxxxxxxx	4	2818.96		01/01/2018	12/01/2017	12/01/2017	12/31/2017		133.33	98.82	193.26	144.94	5	4	2	21	012121099987654321099876543210999876	Yes	No	UTD	UTD		No	No	Yes	09/14/2009	12/06/2017	Yes	05/26/2017	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No																			No																				No			No
xxxxxxxxxxxx	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 09/20/2016.  Borrower called to dispute escrow payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/20/2016.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower called stating the taxes were wrong. Servicer ran new escrow analysis and gave borrower new payment amount.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2017 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Keyword search - Dispute - Borrower called disputing escrow payment. Servicer ran a new escrow analysis and gave the borrower the new payment amount.	Yes	0	xxxxxxxxxxxx	4	1894.67		01/01/2018	12/01/2017	12/05/2017	12/31/2017		98.81	98.52	98.42	98.37	0	0	0	0	000000000000000000000000000000000000	No	No	N/A	N/A		No	No	Yes	07/05/2010	01/18/2018	Yes	09/20/2016	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										Yes	N/A	N/A	No	No			No																		No									No								No							No	No	N/A				No																																	No																				No			No
xxxxxxxxxxxx	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/19/2017.  Spoke with borrower and advised that due to discharged bankruptcy they are not liable for loan debt but property lien is still valid.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2013.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  A motion for relief was filed 08/XX/2013.  Chapter 7 bankruptcy has been discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Keyword search complete - no true hits.	Yes	30	xxxxxxxxxxxx	3.875	1710		12/01/2017	11/01/2017	12/18/2017	12/31/2017		200	100	111.11	99.07	19	4	1	1	111432110210121111101000102111001010	Yes	Yes	Unable to Contact Borrower	UTD	Moderate	No	No	Yes	10/09/2007	01/23/2018	Yes	10/19/2017	No	Employed-Origination Employer	Fair		Moderate	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							Yes	No	N/A				No														No																			No																				No			No
xxxxxxxxxxxx	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/19/2017.  Servicer called borrower attorney who informed them that he is no longer representing the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: Keyword search - Title issue, the title issue has been resolved and the title is now clear.	Yes	0	xxxxxxxxxxxx	3.625	1889.2		02/01/2018	01/01/2018	12/27/2017	12/31/2017		100.02	100.01	111.89	101.17	0	0	0	28	000000009999999999999999999999999999	Yes	No	UTD	UTD		No	No	Yes	12/30/2009	12/26/2017	Yes	12/19/2017	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	xxxxxxxxxxxx	MOD	Yes	No	Yes	Modification	No		HAMP modification booked xxxxxxx	Limited	Completed Plan	HAMP					No									No								No								N/A	N/A				Yes	Complete	1	Non-HAMP	6/XX/2017	UTD	xxxxxxx	1889.2	3.625	xxxxxxx	5/XX/2057	480	No		No																			No																				No			No
xxxxxxxxxxxx	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/17/2018.  The borrower states will pay total amount due and declined assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2012.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 03/XX/2016.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Keyword search complete - no true hits.	Yes	0	xxxxxxxxxxxx	3.625	4402.67		01/01/2018	12/01/2017	11/29/2017	12/31/2017		133.33	83.33	91.6	102.07	4	2	4	5	002100010000000000000043210013339999	Yes	No	Curtailment of Income	UTD		No	No	Yes	01/15/2009	01/19/2018	Yes	01/17/2018	No	Employed-Origination Employer	Fair		Moderate	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No							No	No	N/A				No												No		No																			No																				No			No
xxxxxxxxxxxx	2	[2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/04/2018.  The borrower called in and made a payment over the phone. The borrower expressed interest in loss mitigation and their intent to keep the property. The borrower stated they were out of work for a couple of months.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/06/2009.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  A comment reflects the reason for default was noted as a payment dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Reviewed keywords, one true hit-dispute.	Yes	30	xxxxxxxxxxxx	3.75	2652.03		11/01/2017	10/01/2017	11/30/2017	12/31/2017		100	83.33	77.15	90.25	12	2	0	0	211211101000100001001001000010000100	Yes	Yes	Curtailment of Income	Temporary	Moderate	No	No	Yes	05/06/2009	01/15/2018	Yes	01/04/2018	No	Employed-New Employer	Fair		Moderate	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										Yes	N/A	N/A	No	No			No																		No									No								No								N/A	N/A				No																																	No																				No			No
xxxxxxxxxxxx	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/29/2017.  Spoke with borrower, unable to obtain reason for delinquency due to discharged bankruptcy. Borrower unable to offer down payment for repayment plan. Advised borrower that due to the discharged bankruptcy they are not liable for the loan debt but property lien is still valid.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2014.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2015 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Keyword Search - Damage - As of 03/20/2017, notes indicate that damaged materials and debris have been removed, water mitigation completed, drywall repaired, walls have been painted and baseboards and flooring have all been repaired. The customer is satisfied with the completion of repairs.	Yes	0	xxxxxxxxxxxx	3.75	1890.54		01/01/2018	12/01/2017	11/29/2017	12/31/2017		166.68	116.05	109.44	106.14	15	7	2	0	003221111112122101113221000000000111	Yes	No	N/A	N/A		No	No	Yes	04/21/2010	11/30/2017	Yes	11/29/2017	No	Employed-Origination Employer	Good		Moderate	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	Yes	xxxxxxxxxxxx	11/09/2017	No																		No									No								No							No	No	N/A				No																																	No																				No			No
xxxxxxxxxxxx	3	[3] RFD - Borrower Illness [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/07/2016.  Borrower called regarding monthly payment to advise it will be made at branch.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Keyword search complete - no true hits.	Yes	30	xxxxxxxxxxxx	4	2555.09		12/01/2017	11/01/2017	11/15/2017	12/31/2017		66.67	80.54	85.17	87.48	2	1	1	2	100000000000000000000543210000000000	Yes	Yes	Illness - Mortgagor	Temporary	Moderate	No	No	Yes	07/05/2010	01/23/2018	Yes	06/07/2016	No	Employed-Origination Employer	Fair		Moderate	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	Yes	xxxxxxxxxxxx	02/03/2016	No																		No									No								No								N/A	N/A				No														No																			No																				No			No
xxxxxxxxxxxx	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/28/2017.  Borrower states cannot commit to make a payment, states reason for default is curtailment of income and excessive obligations. Servicer discussed workout options with the borrower. The borrower will be reviewed for loss mitigation once a financial package is received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Keyword search complete - no true hits.	Yes	30	xxxxxxxxxxxx	3.75	2494.18		11/01/2017	10/01/2017	12/10/2017	12/31/2017		100	98.68	97.8	97.36	4	28	1	0	222222222222222223222222120221002121	Yes	Yes	Curtailment of Income	UTD	Moderate	No	No	Yes	02/02/2007	01/25/2018	Yes	08/28/2017	No	Employed-Origination Employer	Fair		Moderate	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																																	No																				No			No
xxxxxxxxxxxx	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 11/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/09/2018.  Borrower advised he cannot commit to pay right now and he is currently waiting on his bonus check in February to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Keyword search complete - no true hits.	Yes	60	xxxxxxxxxxxx	3.5	3147.47		12/01/2017	11/01/2017	12/29/2017	12/31/2017		66.67	83.33	88.69	91.06	4	0	2	15	110000000011000000045546567787765433	Yes	Yes	Curtailment of Income	UTD	Weak	No	No	Yes	09/09/2013	01/20/2018	Yes	01/09/2018	No	Employed-Origination Employer	Fair		Strong	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	Yes	xxxxxxxxxxxx	12/10/2015	No																		No									No								No								N/A	N/A				No														No																			No																				No			No
xxxxxxxxxxxx	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 09/27/2017.  Borrower stated the website keeps rejecting their payment, made a promise to pay and set up auto-payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Foreclosure process was cited as being closed on 06/XX/2017 as borrower reinstated the loan. Keyword search complete - no true hits.	Yes	0	xxxxxxxxxxxx	3.875	4203.17		01/01/2018	12/01/2017	12/15/2017	12/31/2017		100.59	95.77	187.48	140.61	5	3	2	6	000000098765433210021101210000000000	Yes	No	Servicing Problems	Temporary		No	No	Yes	07/05/2010	09/27/2017	Yes	09/27/2017	No	Employed-Origination Employer	Good		Moderate	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No																			No																				No			No
xxxxxxxxxxxx	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 11/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/28/2017.  Borrower states does not need assistance, trying to sell the home prior to entering foreclosure.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: Keyword search complete - no true hits.	Yes	60	xxxxxxxxxxxx	4	11085.8		11/01/2017	10/01/2017	11/28/2017	12/31/2017		63.14	63.14	105.23	94.71	10	5	4	2	212111054333213212101001000100000000	Yes	Yes	Excessive Obligations	UTD	Weak	No	No	Yes	04/10/2009	01/21/2018	Yes	11/28/2017	No	Employed-Origination Employer	Fair		Strong	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No																			No																				No			No
xxxxxxxxxxxx	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/06/2017.  The borrower was contacted to secure payment. The borrower stated they would make the payment online. The borrower expressed concern about being contacted within the grace period.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/16/2017.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower disagreed with the payment history. The servcier completed validation.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Reviewed keywords – one true hit for dispute	Yes	0	xxxxxxxxxxxx	3.625	2859.53		01/01/2018	12/01/2017	12/22/2017	12/31/2017		100	83.33	100	116.45	2	7	5	2	000000000000210000034432233232221000	No	No	N/A	N/A		No	No	Yes	07/05/2010	11/16/2017	Yes	02/06/2017	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	N/A	N/A	No		No		No	No	N/A		No										Yes	Yes	N/A	No	No			Yes	Modification	xxxxxxxxxxxx	MOD	Yes	No	Yes	Modification	No		Denied modification due to affordability	Limited	Removed Plan	HAMP					No									No								No								N/A	N/A				No														No																			No																				No			No
xxxxxxxxxxxx	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/12/2018.  The borrower states is unemployed and not receiving unemployment income. Unable to make a commitment to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Keyword search - No true hits.	Yes	30	xxxxxxxxxxxx	3.625	2572.5		11/01/2017	10/01/2017	10/19/2017	12/31/2017		33.33	66.72	77.84	83.27	1	1	0	0	210000000000000000000000000000000000	Yes	Yes	Unemployment	UTD	Weak	No	No	Yes	07/05/2010	01/12/2018	Yes	01/12/2018	No	Not Employed	Poor		Strong	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	N/A	N/A	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																																	No																				No			No
xxxxxxxxxxxx	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 01/01/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  The proof of claim was filed 08/XX/2013.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Keyword search - no true hits.	Yes	Bankruptcy	xxxxxxxxxxxx	2.875	1459.11		01/01/2018	12/01/2017	12/29/2017	12/31/2017		100	116.67	111.22	111.27	30	0	0	0	011011111100111111110111111111111101	Yes	No	N/A	N/A		No	No	Yes	08/09/2005	01/19/2018	No		No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	Yes	xxxxxxxxxxxx	01/14/2014	Yes	Modification	xxxxxxxxxxxx	MOD	Yes	No	Yes	Modification	No		Loan modification completed xxxxxxxx.	Limited	Completed Plan	Non-HAMP					Yes	Active		Chapter 13	4/XX/2013	XXX			No	No								No							No	No	N/A				Yes	Complete	1	HAMP - Active Perm	7/XX/2014	UTD	xxxxxxxxx	1459.11	2.875	xxxxxxxxx	9/XX/2051	447	No										8/XX/2013											No																				No			No
xxxxxxxxxxxx	2	[2] Property is located in a FEMA disaster area. [1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs [1] Damaged/Occupied/FEMA Zone - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/10/2018.  Borrower called to schedule a one time payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/02/2014.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Received credit dispute during bankruptcy, servicer confirmed bankruptcy reporting during bankruptcy.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2010.  The chapter is Chapter 11.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2017 and there is no evidence of reaffirmation.  The proof of claim was filed 02/XX/2011.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  Insurance Claim Check received in the amount of $16,138. Need 100% inspection to determine repairs are complete in order to release funds. Damage was due to wind and estimated date of loss is 9/11/2017.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Keyword search - Cramdown - No cramdown completed, cramdown code was reversed. Dispute - Credit reporting dispute during bankruptcy was resolved. Damage - Damage was caused due to wind, repairs are in process pending disbursement of final check on 100% repairs complete inspection.	Yes	0	xxxxxxxxxxxx	3.75	1977.79		01/01/2018	12/01/2017	12/14/2017	12/31/2017		100	100	66.67	50	0	1	3	10	000000000000000000000065433654329999	No	No	N/A	N/A		No	No	Yes	11/14/2007	01/16/2018	Yes	01/10/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		Yes	No	N/A		No										Yes	Yes	N/A	No	Yes	xxxxxxxxxxxx	12/10/2014	No																		No									No								No							No	No	N/A				No														No								2/XX/2011											No																				No			No
xxxxxxxxxxxx	2	[2] Currently Delinquent Mortgage [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 10/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/21/2017.  Spoke with borrower regarding modification and resolution of delinquency, the borrower states she would rather resolution be handled by the executive resolution department. Borrower has since been unresponsive to calls and letters sent regarding missing documents for loss mitigation review.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/12/2017.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  A credit dispute was received, servicer identified the misapplication of a payment, corrected payment issue and removed delinquency status reported.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Keyword search - Dispute - Credit dispute received and corrected by servicer.	Yes	90	xxxxxxxxxxxx	3	1829.3		10/01/2017	09/01/2017	10/09/2017	12/31/2017			66.67	77.78	75	6	1	1	0	321001101100000000000000000000000100	Yes	Yes	UTD	UTD	Weak	No	No	Yes	04/16/2010	01/19/2018	Yes	12/21/2017	No	Employed-Origination Employer	Poor		Strong	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										Yes	Yes	N/A	No	Yes	xxxxxxxxxxxx	01/04/2018	Yes	Modification	xxxxxxxxxxxx	MOD	Yes	No	Yes	Modification	No		The borrower was booked on a Non-HMAP modification on xxxxxx, advancing the due date from xxxxxxx to xxxxxxxxx.	Limited	Completed Plan	Non-HAMP					No									No								No								N/A	N/A				No																																	No																				No			No
xxxxxxxxxxxx	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/28/2017.  Borrower’s spouse is currently not working and states the situation is temporary. Borrower made a promise to pay. Servicer offered home preservation and customer declined.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: Keyword search complete - no true hits.	Yes	30	xxxxxxxxxxxx	3.375	1521.03		11/01/2017	10/01/2017	11/28/2017	12/31/2017		66.67	89.73	82.04	86.53	12	2	1	5	211111110000066654321011100000010000	Yes	Yes	Unemployment	Temporary	Moderate	No	No	Yes	03/31/2010	01/23/2018	Yes	12/28/2017	No	Employed-Origination Employer	Fair		Moderate	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	Yes	xxxxxxxxxxxx	05/04/2016	Yes	Modification	xxxxxxxxxxxx	MOD	Yes	Yes	Yes	Modification	No		Modification completed xxxxxx with first payment due date of xxxxxxxx.	Limited	Completed Plan	Non-HAMP					No									No								No								N/A	N/A				No														No																			No																				No			No